Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended
	Dec. 15, 2020	Apr. 29, 2015	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
C000221782
Account Value [Line Items]
Line Graph and Table Measure Name		Waycross Managed Risk Equity Fund
Account Value		$ 10,000	$ 19,185	$ 16,140	$ 14,378	$ 16,223	$ 13,575	$ 11,636	$ 11,616	$ 10,420	$ 9,650	$ 9,550
C000221781
Account Value [Line Items]
Line Graph and Table Measure Name			Waycross Focused Core Equity Fund
Account Value	$ 10,000		$ 16,309	12,825	10,260	12,620
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 10,000	31,808	25,019	21,579	24,308	18,532	15,198	14,767	12,340	10,617	9,433
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000		16,182	12,729	10,978	12,367
50% S&P 500® Index/50% ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name		50% S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index/50% ICE BofA 3 Month U.S. Treasury Bill Index
Account Value		$ 10,000	$ 19,893	$ 17,132	$ 15,518	$ 16,358	$ 14,239	$ 12,729	$ 12,351	$ 11,192	$ 10,343	$ 9,719